UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Firsthand Capital Management, Inc.
Address:  150 Almaden Boulevard, Suite 1250
          San Jose, California 95113

Form 13F File Number:  28-13609

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin M. Landis
Title:    President
Phone:    (408) 886-7096

Signature, Place, and Date of Signing:

       /s/ Kevin Landis             San Jose, California         August 14, 2012
       ----------------             --------------------         ---------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           47
                                         -----------

Form 13F Information Table Value Total:  $   105,050
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

              COLUMN 1                 COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
------------------------------------ ------------ --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                       TITLE OF                VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
           NAME OF ISSUER               CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------------ ------------ --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
Facebook, Inc.                       Common Stock 30303M102      16,918     640,000 SH       SOLE                640,000
Apple, Inc.                          Common Stock 037833100      14,308      24,500 SH       SOLE                 24,500
Amazon.com, Inc.                     Common Stock 023135106       7,992      35,000 SH       SOLE                 35,000
Google, Inc.                         Common Stock 38259P508       7,541      13,000 SH       SOLE                 13,000
Microsoft Corp.                      Common Stock 594918104       5,812     190,000 SH       SOLE                190,000
QUALCOMM, Inc.                       Common Stock 747525103       4,733      85,000 SH       SOLE                 85,000
Intevac, Inc.                        Common Stock 461148108       4,218     560,956 SH       SOLE                560,956
Baidu.com, Inc.                      Common Stock 056752108       4,024      35,000 SH       SOLE                 35,000
VMware, Inc.                         Common Stock 928563402       3,642      40,000 SH       SOLE                 40,000
Equinix, Inc.                        Common Stock 29444U502       3,513      20,000 SH       SOLE                 20,000
Skyworks Solutions, Inc.             Common Stock 83088M102       3,278     120,000 SH       SOLE                120,000
Sina Corp.                           Common Stock 011119239       3,109      60,000 SH       SOLE                 60,000
Yelp! Inc. Common Stock              Common Stock                 2,557     125,000 SH       SOLE                125,000
Akamai Technologies, Inc.            Common Stock 00971T101       2,540      80,000 SH       SOLE                 80,000
ARM Holdings, PLC                    Common Stock 042068106       2,498     105,000 SH       SOLE                105,000
Yandex N. V.                         Common Stock N97284108       2,191     115,000 SH       SOLE                115,000
Rackspace Hosting, Inc.              Common Stock 750086100       1,758      40,000 SH       SOLE                 40,000
VeriFone Holdings, Inc.              Common Stock 92342Y109       1,655      50,000 SH       SOLE                 50,000
Riverbed Technology, Inc.            Common Stock 768573107       1,292      80,000 SH       SOLE                 80,000
DELL Jan 2013 15.000 put             Put          Put             1,220       4,000     PUT  SOLE                  4,000
VimpelCom Ltd.                       Common Stock 92719A106       1,217     150,000 SH       SOLE                150,000
Intel Corp.                          Common Stock 458140100       1,066      40,000 SH       SOLE                 40,000
Symantec Corp.                       Common Stock 871503108         731      50,000 SH       SOLE                 50,000
SanDisk Corp.                        Common Stock 80004C101         730      20,000 SH       SOLE                 20,000
GameStop Corp. Jan 2013 20.000 put   Put          Put               720       2,000     PUT  SOLE                  2,000
Cisco Systems, Inc.                  Common Stock 17275R102         687      40,000 SH       SOLE                 40,000
3D Systems Corp.                     Common Stock 88554D205         683      20,000 SH       SOLE                 20,000
Corning, Inc.                        Common Stock 219350105         640      49,460 SH       SOLE                 49,460
Oracle Corp.                         Common Stock 68389X105         594      20,000 SH       SOLE                 20,000
ASML Holding N.V.                    Common Stock N07059186         514      10,000 SH       SOLE                 10,000
iPath S&P 500 VIX Short-Term
  Futures ETN                        Common Stock 06740C261         456      30,000 SH       SOLE                 30,000
LG Display Co., Ltd                  Common Stock 50186V102         378      40,000 SH       SOLE                 40,000
Ericsson                             Common Stock 294821608         365      40,000 SH       SOLE                 40,000
Applied Materials, Inc.              Common Stock 038222105         343      30,000 SH       SOLE                 30,000
ADA-ES, Inc.                         Common Stock 005208103         223       8,792 SH       SOLE                  8,792
GT Advanced Technologies, Inc.       Common Stock 36191U106         168      31,900 SH       SOLE                 31,900
YELP Aug 2012 23.000 call            Call         Call              151       1,000     CALL SOLE                  1,000
Trina Solar Limited - Spon ADR       Common Stock 89628E104          93      14,600 SH       SOLE                 14,600
SunPower Corp. - Class B             Common Stock 867652406          74      15,931 SH       SOLE                 15,931
Power-One, Inc.                      Common Stock 73930R102          71      15,700 SH       SOLE                 15,700
Echelon Corp.                        Common Stock 27874N105          68      19,500 SH       SOLE                 19,500
JA Solar Holdings Co Ltd.            Common Stock 466090107          67      65,000 SH       SOLE                 65,000
Hanwha SolarOne, Ltd                 Common Stock 41135V103          60      50,400 SH       SOLE                 50,400
Yingli Green Energy Holding Company
  - ADR                              Common Stock 98584B103          56      20,000 SH       SOLE                 20,000
MEMC Electronic Materials, Inc.      Common Stock 552715104          42      19,130 SH       SOLE                 19,130
Orion Energy Systems, Inc.           Common Stock 686275108          31      14,000 SH       SOLE                 14,000
Metalico, Inc.                       Common Stock 591176102          25      11,500 SH       SOLE                 11,500